FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2025
FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEET

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2024	2025
	RMB	RMB	US$
			Note 3
ASSETS
Current assets:
Cash and cash equivalents	99,308	28,719	4,107
Restricted cash	46,953	721	103
Prepayments and other current assets	23,980	16,862	2,411
Short term investment	177,585	—	—
Amounts due from subsidiaries and VIE	1,648,067	1,354,793	193,733
Total current assets	1,995,893	1,401,095	200,354

Non-current assets:
Investments in subsidiaries and VIE	1,904,448	2,242,020	320,605
Investments in equity investee	28,433	4,560	652
Total non-current assets:	1,932,881	2,246,580	321,257
TOTAL ASSETS	3,928,774	3,647,675	521,611

LIABILITIES
Current liabilities:
Other current liabilities	14,660	5,056	726
Derivative financial liabilities	92	—	—
Total current liabilities	14,752	5,056	726

Total non-current liabilities
TOTAL LIABILITIES	14,752	5,056	726

SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.0001 par value; 470,000,000 shares authorized, 175,668,586 and 174,284,503 shares issued, and 161,337,586 and 161,015,878 shares outstanding, as of December 31, 2024, and 2025, respectively)	95	93	13
Class B ordinary shares (US$0.0001 par value; 30,000,000 shares authorized, 13,300,738 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	8	8	1
Additional paid-in capital	4,646,631	4,639,555	663,448
Treasury shares(14,331,000 and 13,268,625 shares as of December 31, 2024 and 2025, respectively)	(95,502)	(90,643)	(12,962)
Accumulative deficit	(691,785)	(933,885)	(133,546)
Accumulated other comprehensive income	54,575	27,491	3,931
Total shareholders’ equity	3,914,022	3,642,619	520,885
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,928,774	3,647,675	521,611

CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

(All amounts in thousands, except for share and per share data)

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
				Note 3
Operating expenses:
Fulfillment	—	(4,884)	(1,011)	(145)
Sales and marketing	(5,242)	(16,677)	(4,679)	(669)
Technology and content	—	(11,290)	(2,006)	(287)
General and administrative	(27,376)	(66,865)	(24,636)	(3,523)
Other operating income (expenses)	3,498	(47)	6,628	948
Total operating expenses	(29,120)	(99,763)	(25,704)	(3,676)
Loss from operations	(29,120)	(99,763)	(25,704)	(3,676)
Interest income	34,379	15,295	5,148	736
Interest expense	—	—	(3)	—
Share of loss in equity method investment	—	(21,855)	—	—
Unrealized investment gain (loss)	65	15,030	(20,594)	(2,945)
Exchange (loss) gain	(29,245)	(27,554)	42,079	6,017
Equity in loss of subsidiaries and VIE	(279,016)	(66,433)	(245,278)	(35,074)
Fair value gain on financial instruments	24,515	82	2,252	322
Net loss	(278,422)	(185,198)	(242,100)	(34,620)
Foreign currency translation adjustment	16,573	22,324	(27,084)	(3,873)
Comprehensive loss	(261,849)	(162,874)	(269,184)	(38,493)

CONDENSED STATEMENT OF CASH FLOWS

(All amounts in thousands, except for share and per share data)

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
				Note 3
Cash flows from operating activities:
Net loss	(278,422)	(185,198)	(242,100)	(34,620)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Exchange loss (gain)	29,245	27,554	(42,079)	(6,017)
Equity in income of subsidiaries and VIE	279,016	66,433	245,278	35,074
Share of loss in equity method investment	—	21,855	—	—
Unrealized (gain) loss related to investments in equity investee	(65)	(15,030)	20,594	2,945
Changes in other current liabilities	(3,412)	(15,665)	(9,604)	(1,373)
Share-based compensation	—	78,017	19,931	2,850
Net cash (used in) provided by operating activities	1,847	(22,116)	(10,232)	(1,463)

Cash flows from investing activities:
Loan to subsidiaries	(621,360)	—	—	—
Investments in, advance to, and repayment from subsidiaries and VIE, net	365,226	(100,985)	(289,576)	(41,409)
Maturity (purchases) of short-term investment, net	138,052	(177,585)	177,585	25,394
Investments in equity investee	—	—	2,648	379
Net cash used in investing activities	(118,082)	(278,570)	(109,343)	(15,636)

Cash flows from financing activities:

Proceeds from exercises of share options	1	164	—	—
Repurchase of ordinary shares	—	(95,502)	(10,217)	(1,461)
Purchase of subsidiaries	(13,213)	(16,220)	—	—
Settle derivative liabilities with Cainiao	(73,988)	—	—	—
Net cash used in financing activities	(87,200)	(111,558)	(10,217)	(1,461)

Net decrease in cash and cash equivalents	(203,435)	(412,244)	(129,792)	(18,560)
Cash and cash equivalents, beginning of year	783,543	566,912	146,261	20,038
Effect of exchange rate changes on cash and cash equivalents	(13,196)	(8,407)	12,971	2,732
Cash and cash equivalents and restricted cash, end of year	566,912	146,261	29,440	4,210

For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$

Supplemental disclosure of cash flow information:
Cash paid for interest	—	—	—	—
Cash paid for income tax	—	—	—	—

1)	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2)	The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as ‘‘Investment in subsidiaries and VIE’’ and the subsidiaries and VIE’ profit or loss as ‘‘Equity in income/loss of subsidiaries’’ on the Condensed Statements of Operations and Comprehensive Income. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3)	Translations of balances in the Additional Financial Information of Parent Company-Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2025 re solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.
4)	As of December 31, 2024 and 2025 there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.